Leases - Additional Information (Details) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Quantitative Information About Rightofuse Assets [Line Items]
Total cash outflow for leases	¥ 0.8	¥ 0.5	¥ 0.4
Land use Rights
Disclosure Of Quantitative Information About Rightofuse Assets [Line Items]
Useful life	50 years